UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                               (HGK LOGO OMITTED)
                                EQUITY VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2008

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                             THE ADVISORS INNER CIRCLE FUND
October 31, 2008

                                TABLE OF CONTENTS

Manager's Discussion of Fund Performance ..................................    2
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Report of Independent Registered Public Accounting Firm ...................   15
Disclosure of Fund Expenses ...............................................   16
Trustees and Officers of The Advisors' Inner Circle Fund ..................   17
Board Considerations in Re-Approving the Advisory Agreement ...............   21
Notice to Shareholders ....................................................   23

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-877-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

                    MANAGER'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended October 31, 2008, the Fund returned -32.03%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of -29.91% over the same period while the S&P 500 Index returned -29.28%. For the twelve months ended October 31, 2008, the Fund returned -36.28% (excluding sales charges) compared to a -36.80% return for the Russell 1000 Value Index and a -36.10% return for the S&P 500 Index.

REVIEW AND OUTLOOK

Unlike many past cyclical downturns, problems in the financial economy have led to recession rather than recession leading to financial problems. The current environment, however, does share many similarities with the 1991 recession such as its financial origin and the intermediate and longer-term challenges that will need to be overcome.

In the 1991 recession, real estate deflation, financial system strains, rising CPI, Federal Reserve tightening, the Savings & Loan crisis, commercial real estate collapse, Latin American loan loss, implosion of LBO's and junk bonds, falling home values in key markets, manufacturing malaise and layoffs, weak commodity prices, household and government overspending and leverage, and financial and government delinquencies were all concerns. The financial excess of the 1980s finally reached a head presenting investors with the frightening prospect of dangerous deflationary and deleveraging pressures. Interestingly, the S&P 500 bottomed in the fourth quarter of 1990 and rose by some 40% in the following 12 months.

Some things seem worse today than they did in 1990-1991. The banking industry has clearly been a disappointment. In response, however, the Treasury has injected $250 billion of new equity capital into leading banks in addition to the public capital they have raised. While it is easy to view these actions as a sign of how bad things must be, very few seem to appreciate the relief and stability these actions should provide.

New Fed liquidity facilities, lower short-term interest rates, falling inflation, consolidation among financial firms and newly raised capital should start helping the financial system by early next year. The recession that investors fear seems to be the most anticipated ever. By expecting a weaker environment, businesses have had time to adjust by reducing inventories, and reigning in capital expenditures and hiring. Now that the recession is here, it is more likely that markets, consumers, and businesses can start to plan for the longer-term. Panic on the part of investors has caused them to overlook the positives. Many emerging economies are growing, balance sheets of non-financial companies are relatively strong, capacity utilization is high in commodity-related industries, valuations are compelling, accounting quality is strong, and energy costs are moderating.

The sharp decline of the past several weeks has been caused by capital being pulled away from alternative asset investing, particularly with leverage. The monies are being parked on the sidelines in cash and government securities. The short term has rendered valuations worthless. However, when the market capitulates, investors will refocus their attention on companies with attractive valuations and strong fundamentals. Presently, the S&P 500 is trading at 11.5x trailing earnings per share and 9x earnings excluding financial write-downs. We also have the highest dividend yield versus interest rates in 50 years. Today, investors are reluctant if not afraid to pay 12x for cyclically depressed earnings while, in 1999, they were happy to pay 28x trailing pro-forma EPS. The 10-year compound annual return for the S&P 500 is -2.1%, the worst since the 1929-1939 period. This decline has come without the excesses in valuation.

Looking forward, capital on the sidelines will not return blindly but rather move into different channels and investment strategies. Large Cap blue chip stocks have not been a favorite in this cycle. Given the extreme pessimism, the most publicized recession ever, the amount of investable monies on the sidelines, and attractive valuations, the future seems to favor large reliable blue chip companies. At HGK, our Large Cap Value strategy continues to move in this direction. We are favoring companies with higher market capitalizations, greater financial strength, market leadership, and international diversification.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY VALUE FUND, VERSUS THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX.

                               (PERFORMANCE GRAPH)

                Total Return(1)
------------------------------------------------
            Annualized   Annualized   Annualized
One-Year      3 Year       5 Year     Inception
Return        Return       Return     to Date(2)
--------    ----------   ----------   ----------
-36.28%       -4.33%       2.07%         0.36%     Without Load
-39.79%       -6.12%       0.93%        -0.24%     With Load(4)

           HGK Equity Value Fund   Russell 1000 Value Index(3)  S&P 500 Index(3)
           ---------------------   ---------------------------  ----------------
6/9/99(2)        $ 9,450                    $10,000                 $10,000
 10/99             8,840                      9,746                  10,384
 10/00             9,175                     10,283                  11,016
 10/01             8,471                      9,063                   8,273
 10/02             6,864                      8,155                   7,023
 10/03             8,819                     10,021                   8,484
 10/04             9,972                     11,569                   9,283
 10/05            11,157                     12,942                  10,092
 10/06            13,348                     15,719                  11,741
 10/07            15,334                     17,422                  13,451
 10/08             9,771                     11,011                   8,595

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

(2)  The HGK Equity Value Fund commenced operations on June 9, 1999.

(3)  See definition of comparative indices on page 3.

(4)  The maximum sales load is 5.50%.

SECTOR WEIGHTINGS (UNAUDITED)+                   THE ADVISORS' INNER CIRCLE FUND
October 31, 2008
(BAR CHART)

19.3%   Financials
16.1%   Health Care
13.6%   Energy
 9.8%   Information Technology
 8.5%   Consumer Discretionary
 7.9%   Industrials
 7.0%   Consumer Staples
 5.2%   Telecommunication Services
 5.0%   Utilities
 4.2%   Materials
 3.4%   Short-Term Investment

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                          Value
HGK EQUITY VALUE FUND                                           Shares    (000)
---------------------                                          -------   ------
COMMON STOCK (97.8%)
AEROSPACE & DEFENSE (2.5%)
   Boeing                                                        4,000   $  209
                                                                         ------
APPAREL MANUFACTURERS (2.1%)
   VF                                                            3,200      176
                                                                         ------
BANKS (11.1%)
   Bank of America                                               7,800      189
   Bank of New York Mellon                                       7,100      231
   JPMorgan Chase                                                6,500      268
   PNC Financial Services Group                                  3,700      247
                                                                         ------
                                                                            935
                                                                         ------
CHEMICALS (1.4%)
   PPG Industries                                                2,400      119
                                                                         ------
ELECTRICAL SERVICES (5.1%)
   American Electric Power                                       7,400      242
   Entergy                                                       2,400      187
                                                                         ------
                                                                            429
                                                                         ------
ENTERTAINMENT (2.1%)
   Time Warner                                                  17,500      177
                                                                         ------
FINANCIAL SERVICES (3.2%)
   Citigroup                                                    12,800      175
   Morgan Stanley                                                5,600       98
                                                                         ------
                                                                            273
                                                                         ------
FOOD, BEVERAGE & TOBACCO (4.4%)
   Campbell Soup                                                 5,100      193
   Safeway                                                       8,500      181
                                                                         ------
                                                                            374
                                                                         ------

                                                                          Value
                                                                Shares    (000)
                                                               -------   ------
HOUSEHOLD PRODUCTS (2.6%)
   Kimberly-Clark                                                3,600   $  221
                                                                         ------
INDUSTRIALS (2.2%)
   General Electric                                              9,500      185
                                                                         ------
INSURANCE (5.2%)
   Allstate                                                      6,200      164
   MetLife                                                       5,700      189
   Travelers                                                     2,000       85
                                                                         ------
                                                                            438
                                                                         ------
MACHINERY (3.3%)
   Caterpillar                                                   3,200      122
   Parker Hannifin                                               4,100      159
                                                                         ------
                                                                            281
                                                                         ------
MEDICAL PRODUCTS & SERVICES (7.6%)
   Johnson & Johnson                                             3,700      227
   St. Jude Medical*                                             6,900      262
   UnitedHealth Group                                            6,300      150
                                                                         ------
                                                                            639
                                                                         ------
METALS (2.1%)
   Freeport-McMoRan Copper & Gold                                1,900       55
   Nucor                                                         2,900      118
                                                                         ------
                                                                            173
                                                                         ------
OIL FIELD SERVICES (2.7%)
   Baker Hughes                                                  2,900      101
   National Oilwell Varco*                                       4,300      129
                                                                         ------
                                                                            230
                                                                         ------
PAPER & PAPER PRODUCTS (0.8%)
   International Paper                                           3,700       64
                                                                         ------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Apache                                                        2,000      165
                                                                         ------
PETROLEUM REFINING (9.1%)
   Chevron                                                       3,300      246
   ConocoPhillips                                                3,300      172
   Exxon Mobil                                                   1,400      104
   Marathon Oil                                                  5,500      160
   Valero Energy                                                 3,900       80
                                                                         ------
                                                                            762
                                                                         ------
PHARMACEUTICALS (8.7%)
   Eli Lilly                                                     5,400      183
   Forest Laboratories*                                          5,900      137
   Pfizer                                                       12,100      214
   Wyeth                                                         6,200      199
                                                                         ------
                                                                            733
                                                                         ------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

                                                                          Value
HGK EQUITY VALUE FUND                                           Shares    (000)
---------------------                                          -------   ------
RETAIL (4.4%)
   Best Buy                                                      7,100   $  190
   Kohl's*                                                       5,100      179
                                                                         ------
                                                                            369
                                                                         ------
SEMI-CONDUCTORS/INSTRUMENTS (4.1%)
   Intel                                                        12,000      192
   Kla-Tencor                                                    6,400      149
                                                                         ------
                                                                            341
                                                                         ------
SOFTWARE (2.9%)
   Oracle*                                                      13,300      243
                                                                         ------
TELEPHONES & TELECOMMUNICATIONS (8.2%)
   AT&T                                                          8,100      217
   Juniper Networks*                                             7,500      141
   Motorola                                                     20,200      108
   Verizon Communications                                        7,500      222
                                                                         ------
                                                                            688
                                                                         ------
TOTAL COMMON STOCK
   (Cost $11,630)                                                         8,224
                                                                         ------
SHORT-TERM INVESTMENT (3.4%)
   AIM Liquid Assets Institutional Money Market Fund,
      2.960% (A)                                               289,298      289
                                                                         ------
TOTAL SHORT-TERM INVESTMENT
   (Cost $289)                                                              289
                                                                         ------
TOTAL INVESTMENTS (101.2%)
   (Cost $11,919)                                                        $8,513
                                                                         ======

PERCENTAGES ARE BASED ON NET ASSETS OF $8,409 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

                                                                                              HGK
                                                                                         EQUITY VALUE
                                                                                             FUND
                                                                                         ------------
Assets:
   Investments at Value (Cost $11,919) ...............................................    $    8,513
   Cash ..............................................................................             2
   Receivable for Investment Securities Sold .........................................           295
   Receivable due from Investment Adviser ............................................            22
   Dividends and Interest Receivable .................................................            19
   Receivable for Capital Shares Sold ................................................            14
   Prepaid Expenses ..................................................................            10
                                                                                          ----------
     Total Assets ....................................................................         8,875
                                                                                          ----------
Liabilities:
   Payable for Investment Securities Purchased .......................................           275
   Payable for Capital Shares Redeemed ...............................................           114
   Income Distribution Payable .......................................................            15
   Payable due to Administrator ......................................................            11
   Chief Compliance Officer Fees Payable .............................................             3
   Payable due to Distributor ........................................................             2
   Payable due to Trustees ...........................................................             2
   Other Accrued Expenses ............................................................            44
                                                                                          ----------
     Total Liabilities ...............................................................           466
                                                                                          ----------
Net Assets ...........................................................................    $    8,409
                                                                                          ==========
Net Assets Consist of:
   Paid-in Capital ...................................................................    $   11,668
   Accumulated Net Realized Gain on Investments ......................................           147
   Net Unrealized Depreciation on Investments ........................................        (3,406)
                                                                                          ----------
Net Assets ...........................................................................    $    8,409
                                                                                          ==========
Outstanding Shares of Beneficial Interest(1) (unlimited authorization -- no
   par value) ........................................................................     1,182,530
                                                                                          ----------
Net Asset Value and Redemption Price Per Share .......................................    $     7.11
                                                                                          ==========
Maximum Offering Price Per Share ($7.11 / 94.50%) ....................................    $     7.52
                                                                                          ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 2008

                                                                                              HGK
                                                                                         EQUITY VALUE
                                                                                             FUND
                                                                                         ------------
Investment Income:
   Dividend Income ...................................................................     $   344
   Interest Income ...................................................................           7
                                                                                           -------
     Total Investment Income .........................................................         351
                                                                                           -------
Expenses:
   Investment Advisory Fees ..........................................................         122
   Administration Fees ...............................................................         125
   Distribution Fees .................................................................          34
   Chief Compliance Officer Fees .....................................................          10
   Trustees' Fees ....................................................................           8
   Transfer Agent Fees ...............................................................          63
   Professional Fees .................................................................          54
   Printing Fees .....................................................................          17
   Registration and Filing Fees ......................................................          17
   Custodian Fees ....................................................................           4
   Insurance and Other Fees ..........................................................           7
                                                                                           -------
     Total Expenses ..................................................................         461
Less:
   Reimbursement from Investment Adviser (Note 5) ....................................        (134)
   Investment Advisory Fees Waived (Note 5) ..........................................        (122)
   Fees Paid Indirectly (Note 4) .....................................................          (1)
                                                                                           -------
     Net Expenses ....................................................................         204
                                                                                           -------
Net Investment Income ................................................................         147
                                                                                           -------
Net Realized Gain on Investments .....................................................         160
Net Change in Unrealized Appreciation (Depreciation) on Investments ..................      (5,782)
                                                                                           -------
Net Realized and Unrealized Loss on Investments ......................................      (5,622)
                                                                                           -------
Net Decrease in Net Assets Resulting from Operations .................................     $(5,475)
                                                                                           =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the years ended October 31,

                                                                                      HGK
                                                                                 EQUITY VALUE
                                                                                     FUND
                                                                              -----------------
                                                                                2008      2007
                                                                              -------   -------
Operations:
   Net Investment Income ..................................................   $   147   $   106
   Net Realized Gain on Investments .......................................       160     2,191
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....    (5,782)      (53)
                                                                              -------   -------
   Net Increase (Decrease) in Net Assets Resulting from  Operations........    (5,475)    2,244
                                                                              -------   -------
Dividends and Distributions:
   Net Investment Income ..................................................      (147)     (106)
   Net Realized Gain ......................................................    (2,197)     (830)
                                                                              -------   -------
   Total Dividends and Distributions ......................................    (2,344)     (936)
                                                                              -------   -------
Capital Share Transactions:
   Issued .................................................................       562     2,145
   Reinvestment of Distributions ..........................................     2,208       933
   Redeemed ...............................................................    (4,336)   (1,807)
                                                                              -------   -------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions...    (1,566)    1,271
                                                                              -------   -------
   Total Increase (Decrease) in Net Assets.................................    (9,385)    2,579
                                                                              -------   -------
Net Assets:
   Beginning of Year ......................................................    17,794    15,215
                                                                              -------   -------
   End of Year ............................................................   $ 8,409   $17,794
                                                                              =======   =======
Undistributed Net Investment Income .......................................   $    --   $    --
                                                                              =======   =======
Share Transactions:
   Issued .................................................................        53       170
   Reinvestment of Distributions ..........................................       203        77
   Redeemed ...............................................................      (440)     (145)
                                                                              -------   -------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions ..      (184)      102
                                                                              =======   =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each year
For the years ended October 31,


           Net                   Realized                                                      Net
          Asset                    and                  Dividends Distributions     Total     Asset
         Value,      Net       Unrealized      Total    from Net      From        Dividends   Value,
        Beginning Investment Gain (Loss) on    from    Investment   Realized         and      End of  Total
         of Year    Income     Investments  Operations   Income       Gains     Distributions  Year  Return+
        --------- ---------- -------------- ---------- ---------- ------------- ------------- ------ -------
HGK EQUITY VALUE FUND
2008     $13.02    $0.11(1)      $(4.22)      $(4.11)    $(0.11)     $(1.69)        $(1.80)   $ 7.11 (36.28)%
2007      12.03     0.08(1)        1.65         1.73      (0.08)      (0.66)         (0.74)    13.02  14.88
2006      10.77     0.10(1)        1.91         2.01      (0.10)      (0.65)         (0.75)    12.03  19.63
2005       9.69     0.07(1)        1.08         1.15      (0.07)         --          (0.07)    10.77  11.89
2004       8.64     0.08           1.05         1.13      (0.08)         --          (0.08)     9.69  13.07

                                  Ratio of
                                  Expenses
                                 to Average           Ratio
          Net       Ratio        Net Assets           of Net
        Assets,      of      (Excluding Waivers,    Investment
        End of    Expenses     Reimbursements,        Income      Portfolio
         Year    to Average     and Fees Paid       to Average    Turnover
         (000)   Net Assets      Indirectly)        Net Assets      Rate
        -------  ----------  -------------------  --------------  ---------
HGK EQUITY VALUE FUND
2008    $ 8,409    1.51%(2)         3.40%              1.08%         45%
2007     17,794    1.51(2)          3.01               0.63          66
2006     15,215    1.51(2)          3.43               0.89          60
2005     11,900    1.50             3.45               0.69          67
2004     10,924    1.50             3.07               0.81          45

+ Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)  Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

     taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2008, the Fund did not hold repurchase agreements.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the year ended October 31, 2008, the Fund earned cash management credits of $1,362 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2008, were as follows (000):

Sales       $9,361
Purchases    6,082

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAIN       TOTAL
       --------   ---------   ------
2008     $659       $1,685    $2,344
2007      385          551       936

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income          $    14
Undistributed Long-Term Capital Gain       258
Unrealized Depreciation                 (3,517)
Other Temporary Differences                (14)
                                       -------
Total Accumulated Losses               $(3,259)
                                       =======

At October 31, 2008, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2008, were as follows (000):

Federal Tax Cost                       $12,030
                                       =======
Aggregate gross
   unrealized appreciation             $   206
Aggregate gross
   unrealized depreciation              (3,723)
                                       -------
Net unrealized depreciation            $(3,517)
                                       =======

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2008

8. OTHER:

At October 31, 2008, 23% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. SUBSEQUENT EVENT:

Effective December 15, 2008, all existing Class A Shares of the Fund have been reclassified as Investor Class Shares. Accordingly, the Fund no longer has a sales charge (load) imposed on purchases. Prior to December 15, 2008, the maximum front-end sales charges (load) imposed on purchases (as a percentage of offering price) was 5.50% and varied, depending on the amount of your investment. Certain purchases may have qualified and been eligible for a reduced sales charge or a sales charge waiver.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
HGK Equity Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the HGK Equity Value Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                 (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
October 31, 2008                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values showN may not apply to your specific investment.

                            BEGINNING    ENDING                  EXPENSES
                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                              VALUE       VALUE       EXPENSE     DURING
                            05/01/08    10/31/08      RATIOS      PERIOD*
                            ---------   ---------   ----------   --------
HGK EQUITY VALUE FUND
   Actual Fund Return       $1,000.00   $  679.70      1.50%      $6.33
   Hypothetical 5% Return    1,000.00    1,017.60      1.50        7.61

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                               TERM OF                                   IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY               OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS         BOARD MEMBER            HELD BY BOARD MEMBER(3)
-------------  ------------  --------------  --------------------------  -----------------  --------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.        Chairman     (Since 1991)    Currently performs various         34          Trustee of The Advisors' Inner Circle
NESHER         of the Board                   services on behalf of SEI                      Fund II, Bishop Street Funds, SEI
62 yrs. old     of Trustees                   Investments for which Mr.                      Asset Allocation Trust, SEI Daily
                                              Nesher is compensated.                         Income Trust, SEI Institutional
                                                                                             International Trust, SEI Institutional
                                                                                             Investments Trust, SEI Institutional
                                                                                             Managed Trust, SEI Liquid Asset Trust,
                                                                                             SEI Tax Exempt Trust, and SEI Alpha
                                                                                             Strategy Portfolios, L.P., Director of
                                                                                             SEI Global Master Fund, plc, SEI
                                                                                             Global Assets Fund, plc, SEI Global
                                                                                             Investments Fund, plc, SEI Investments
                                                                                             Global, Limited, SEI Investments --
                                                                                             Global Fund Services, Limited, SEI
                                                                                             Investments (Europe), Limited, SEI
                                                                                             Investments -- Unit Trust Management
                                                                                             (UK), Limited, SEI Global Nominee
                                                                                             Ltd., SEI Opportunity Fund, L.P., SEI
                                                                                             Structured Credit Fund, L.P., and SEI
                                                                                             Multi-Strategy Funds plc.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                               TERM OF                                   IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY               OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS         BOARD MEMBER            HELD BY BOARD MEMBER(3)
-------------  ------------  --------------  --------------------------  -----------------  ------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

WILLIAM M.     Trustee       (Since 1994)    Self-employed consultant           34          Trustee of The Advisors' Inner Circle
DORAN                                        since 2003. Partner,                           Fund II, Bishop Street Funds, SEI
1701 Market                                  Morgan, Lewis & Bockius                        Asset Allocation Trust, SEI Daily
Street                                       LLP (law firm) from 1976                       Income Trust, SEI Institutional
Philadelphia,                                to 2003, counsel to the                        International Trust, SEI Institutional
PA 19103                                     Trust, SEI, SIMC, the                          Investments Trust, SEI Institutional
68 yrs. old                                  Administrator and the                          Managed Trust, SEI Liquid Asset Trust,
                                             Distributor. Secretary of                      SEI Tax Exempt Trust, and SEI Alpha
                                             SEI since 1978.                                Strategy Portfolios, L.P., Director of
                                                                                            SEI since 1974. Director of the
                                                                                            Distributor since 2003. Director of
                                                                                            SEI Investments -- Global Fund
                                                                                            Services, Limited, SEI Investments
                                                                                            Global, Limited, SEI Investments
                                                                                            (Europe), Limited, SEI Investments
                                                                                            (Asia), Limited and SEI Asset Korea
                                                                                            Co., Ltd.

JAMES M.       Trustee       (Since 1994)    Attorney, sole practitioner        34          Trustee of The Advisors' Inner Circle
STOREY                                       since 1994. Partner,                           Fund II, Bishop Street Funds,
77 yrs. old                                  Dechert Price & Rhoads,                        Massachusetts Health and Education
                                             September 1987-December                        Tax-Exempt Trust, U.S. Charitable Gift
                                             1993.                                          Trust, SEI Asset Allocation Trust, SEI
                                                                                            Daily Income Trust, SEI Institutional
                                                                                            International Trust, SEI Institutional
                                                                                            Investments Trust, SEI Institutional
                                                                                            Managed Trust, SEI Liquid Asset Trust,
                                                                                            SEI Tax Exempt Trust, and SEI Alpha
                                                                                            Strategy Portfolios, L.P.

GEORGE J.      Trustee       (Since 1999)    Self-Employed Consultant,          34          Trustee of The Advisors' Inner Circle
SULLIVAN, JR.                                Newfound Consultants Inc.                      Fund II, Bishop Street Funds, State
65 yrs. old                                  since April 1997.                              Street Navigator Securities Lending
                                                                                            Trust, SEI Asset Allocation Trust, SEI
                                                                                            Daily Income Trust, SEI Institutional
                                                                                            International Trust, SEI Institutional
                                                                                            Investments Trust, SEI Institutional
                                                                                            Managed Trust, SEI Liquid Asset Trust,
                                                                                            SEI Tax Exempt Trust, and SEI Alpha
                                                                                            Strategy Portfolios, L.P., Director of
                                                                                            SEI Opportunity Fund, L.P., and SEI
                                                                                            Structured Credit Fund, L.P.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                           IN THE ADVISORS'
                                TERM OF                                   INNER CIRCLE FUND
   NAME,       POSITION(S)    OFFICE AND                                     OVERSEEN BY              OTHER DIRECTORSHIPS
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)       BOARD MEMBER           HELD BY BOARD MEMBER/
   AGE(1)       THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS            OFFICER                      OFFICER(3)
-------------  ------------  --------------  --------------------------   -----------------   -----------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

BETTY L.       Trustee       (Since 2005)    Vice President Compliance,         34          Trustee of The Advisors' Inner Circle
KRIKORIAN                                    AARP Financial Inc. since                      Fund II and Bishop Street Funds.
65 yrs. old                                  September 2008. Self-
                                             Employed Legal and
                                             Financial Services
                                             Consultant since 2003.
                                             In-house Counsel, State
                                             Street Bank Global
                                             Securities and Cash
                                             Operations from 1995
                                             to 2003.

CHARLES E.     Trustee       (Since 2005)    Self-Employed Business             34          Director, Crown Pacific, Inc. and
CARLBOM                                      Consultant, Business                           Trustee of The Advisors' Inner Circle
74 yrs. old                                  Project Inc. since 1997.                       Fund II and Bishop Street Funds.
                                             CEO and President, United
                                             Grocers Inc. from 1997 to
                                             2000.

MITCHELL A.    Trustee       (Since 2005)    Private Investor since             34          Trustee of The Advisors' Inner Circle
JOHNSON                                      1994.                                          Fund II, and Bishop Street Funds, SEI
66 yrs. old                                                                                 Asset Allocation Trust, SEI Daily
                                                                                            Income Trust, SEI Institutional
                                                                                            International Trust, SEI Institutional
                                                                                            Investments Trust, SEI Institutional
                                                                                            Managed Trust, SEI Liquid Asset Trust,
                                                                                            SEI Tax Exempt Trust, and SEI Alpha
                                                                                            Strategy Portfolios, L.P.

JOHN K.        Trustee       (Since 2008)    CEO, Office of Finance,            34          Director of Federal Home Loan Bank of
DARR                                         FHL Banks from 1992 to                         Pittsburgh and Manna, Inc. and Trustee
64 yrs. old                                  2007.                                          of The Advisors' Inner Circle Fund II
                                                                                            and Bishop Street Funds.

OFFICERS
--------

PHILIP T.      President     (Since 2008)    Managing Director of SEI           N/A                          N/A
MASTERSON                                    Investments since 2006.
44 yrs. old                                  Vice President and
                                             Assistant Secretary of the
                                             Administrator from 2004 to
                                             2006. General Counsel of
                                             Citco Mutual Fund Services
                                             from 2003 to 2004. Vice
                                             President and Associate
                                             Counsel for the
                                             Oppenheimer Funds from
                                             2001 to 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                                TERM OF                                   IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
  ADDRESS,      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY             OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST     TIME SERVED        DURING PAST 5 YEARS          OFFICER                 HELD BY OFFICER
-------------  ------------  --------------  --------------------------- -----------------   -----------------------------------
OFFICERS
(CONTINUED)
-----------

MICHAEL        Treasurer,    (Since 2005)    Director, SEI Investments,         N/A                        N/A
LAWSON         Controller                    Fund Accounting since
48 yrs. old    and Chief                     July 2005. Manager, SEI
               Financial                     Investments, Fund
                Officer                      Accounting from April 1995
                                             to February 1998 and
                                             November 1998 to July
                                             2005.

RUSSELL          Chief       (Since 2006)    Director of Investment             N/A                        N/A
EMERY          Compliance                    Product Management and
45 yrs. old     Officer                      Development at SEI
                                             Investments since February
                                             2003. Senior Investment
                                             Analyst, Equity team at
                                             SEI Investments from March
                                             2000 to February 2003.

JOSEPH M.        Vice        (Since 2007)    Corporate Counsel of SEI           N/A                        N/A
GALLO          President                     since 2007; Associate
35 yrs. old      and                         Counsel, ICMA Retirement
               Secretary                     Corporation 2004-2007;
                                             Federal Investigator, U.S.
                                             Department of Labor 2002-
                                             2004; U.S. Securities and
                                             Exchange Commission-
                                             Division of Investment
                                             Management, 2003.

CAROLYN F.       Vice        (Since 2007)    Corporate Counsel of SEI           N/A                        N/A
MEAD           President                     since 2007; Associate,
51 yrs. old      and                         Stradley, Ronon, Stevens &
               Assistant                     Young 2004-2007; Counsel,
               Secretary                     ING Variable Annuities,
                                             1999-2002.

JAMES            Vice        (Since 2004)    Employed by SEI                    N/A                        N/A
NDIAYE         President                     Investments Company since
40 yrs. old      and                         2004. Vice President,
               Assistant                     Deutsche Asset Management
               Secretary                     from 2003-2004. Associate,
                                             Morgan, Lewis & Bockius
                                             LLP from 2000-2003.
                                             Counsel, Assistant Vice
                                             President, ING Variable
                                             Annuities Group from
                                             1999-2000.

TIMOTHY D.       Vice        (Since 2000)    General Counsel, Vice              N/A                        N/A
BARTO          President                     President and Secretary of
40 yrs. old      and                         SEI Investments Global
               Assistant                     Funds Services since 1999;
               Secretary                     Associate, Dechert (law
                                             firm) from 1997-1999;
                                             Associate, Richter, Miller
                                             & Finn (law firm) from
                                             1994-1997.

ANDREW S.      AML Officer   (Since 2008)    Compliance Officer and             N/A                        N/A
DECKER                                       Product Manager, SEI,
45 yrs. old                                  2005-2008. Vice President,
                                             Old Mutual Capital,
                                             2000-2005. Operations
                                             Director, Prudential
                                             Investments, 1998-2000.

(1) The businesss address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

BOARD CONSIDERATIONS IN RE-APPROVING             THE ADVISORS' INNER CIRCLE FUND
THE ADVISORY AGREEMENT                                               (Unaudited)
October 31, 2008

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fees and other aspects of the Advisory Agreement. Among other things, the representatives provided a firm overview, discussing its investment philosophy, continuity of senior management and emphasis on compliance. The Adviser's representatives then reviewed the Adviser's growth in assets under management and provided an overview of the Adviser's personnel and compensation structure. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

BOARD CONSIDERATIONS IN RE-APPROVING             THE ADVISORS' INNER CIRCLE FUND
THE ADVISORY AGREEMENT (concluded)                                   (Unaudited)
October 31, 2007

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the performance of each Fund over various periods and since each Fund's inception. The Board also compared each Fund's performance to its respective benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each Fund's performance was favorable relative to their respective benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees, after waivers, were either within the range of or lower than average advisory fees paid by similarly managed mutual funds and were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to any Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                QUALIFYING FOR
LONG TERM         ORDINARY                         CORPORATE      QUALIFYING     INTEREST        SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL        DIVIDENDS REC.     DIVIDEND       RELATED       CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
-------------   -------------   -------------   ---------------   ----------   -------------   -------------
72.18%              27.82%          100.00%         61.16%          61.67%         3.15%          100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTOR. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

     THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2008 FORM 1099-DIV.

                                     NOTES

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK



HGK-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.